Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2012
Securities Sold Under Repurchase Agreements [Abstract]
Securities sold under repurchase agreements
13.	Securities sold under repurchase agreements

The Bank’s financing transactions under repurchase agreements amounted to $158.4 million and $377.0 million as of December 31, 2012 and 2011, respectively.

During the years ended December 31, 2012, 2011 and 2010, interest expense related to financing transactions under repurchase agreements totaled $1.7 million, $2.1 million, and $1.5 million, respectively. These expenses are included in the interest expense – borrowings line in the consolidated statements of income.